Condensed financial information of the parent company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents		$ 15,752,704	$ 15,478,587	$ 11,829,509
Other receivables, net	$ 2,976,482	14,329,614
Total current assets	21,704,144	50,692,085
Non-current assets:
Property, plant and equipment, net	4,149,145	4,255,366
Total non-current assets	14,807,433	24,999,175
Total assets	36,511,577	75,691,260
LIABILITIES
Other payables and accrued liabilities	11,389,737	1,746,260
Other payables - related party	186,503	25,837
Short-term loans	860,915	4,623,540
Convertible bonds payable		739,189
Total current liabilities	18,281,724	16,235,797
Non-current liabilities	579,647	505,755
Total liabilities	18,861,371	16,741,552
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 100,000,000 shares authorized, 53,823,831, 38,553,694 shares issued and outstanding as of December 31, 2021, 2020 and 2020 respectively	53,824	38,554
Additional paid-in capital	36,281,992	23,466,482
Statutory reserves	2,143,252	2,204,174
Retained earnings	(25,748,542)	31,387,398
Accumulated other comprehensive losses	2,459,256	1,741,696
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	15,189,782	58,838,304
Non-controlling interests	2,460,424	111,404
Total equity	17,650,206	58,949,708	44,750,282	28,256,045	$ 21,810,763
Total liabilities and shareholders' equity	36,511,577	75,691,260
Operating expenses:
General and Administrative	(32,032,186)	(2,488,320)	(4,860,189)
Other income (expenses):
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	717,560	3,220,363	(521,738)	(1,474,126)
COMPREHENSIVE INCOME	2,918,680	(111,404)
Comprehensive income attributable to Blue Hat Interactive Entertainment Technology shareholders	(59,337,060)	11,501,380	8,552,216
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	(57,135,940)	8,169,613
Net income from discontinued operation		233,153
Net (loss)/ Income from continued operations	(61,548,565)	8,047,864	9,073,954
Changes in operating assets and liabilities:
Other receivables	(2,058,397)	1,159,776	642,904
Other payables and accrued liabilities	(2,584,323)	(1,882,550)	3,215,946
Net cash used in operating activities	(22,284,750)	5,052,415	12,309,246
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(142,914)	(2,207,894)	(2,218,838)
Net cash used in investing activities	(4,498,355)	(10,761,890)	(19,111,780)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from secured convertible promissory note Bonds		739,189
Underwriter’s partial exercise of over-allotment option, net of issuance costs			(524,944)
Proceeds from initial public offering, net of issuance costs			7,417,077
Proceeds from short-term loans		3,477,422	5,888,837
Repayment of short-term loans	(4,663,292)	(4,349,339)	(3,118,473)
Repayment of convertible payables	(739,189)
Net cash used in investing activities	7,574,848	2,493,110	10,596,581
EFFECT OF EXCHANGE RATE ON CASH	1,113,717	3,547,033	(144,969)
NET CHANGES IN CASH AND CASH EQUIVALENTS	(15,617,142)	321,976	3,649,078
CASH AND CASH EQUIVALENTS, beginning of year	15,752,704	15,478,587	11,829,509
CASH AND CASH EQUIVALENTS, end of year		15,752,704	15,478,587	11,829,509
SUPPLEMENTAL CASH FLOW
Cash and cash equivalents	15,752,704	10,478,587
Restricted cash			5,000,000
Parent Company [Member]
Current assets:
Cash and cash equivalents	8,758	712,894	5,076,583
Other receivables, net	204,400	600,000
Total current assets	213,158	1,312,894
Non-current assets:
Property, plant and equipment, net	3,937,222	4,142,620
Investment in subsidiaries	21,873,789	59,731,280
Total non-current assets	25,811,011	63,873,900
Total assets	26,024,169	65,186,794
LIABILITIES
Other payables and accrued liabilities	8,364,775	2,495,595
Other payables - related party	9,188	3,308
Short-term loans		2,493,239
Convertible bonds payable		739,189
Total current liabilities	8,373,963	5,731,331
Non-current liabilities		505,755
Total liabilities	8,373,963	6,237,086
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 100,000,000 shares authorized, 53,823,831, 38,553,694 shares issued and outstanding as of December 31, 2021, 2020 and 2020 respectively	53,824	38,554
Additional paid-in capital	36,281,992	23,466,482
Statutory reserves	2,143,252	2,204,174
Retained earnings	(25,748,542)	31,387,398
Accumulated other comprehensive losses	2,459,256	1,741,696
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	15,189,782	58,838,304
Non-controlling interests	2,460,424	111,404
Total equity	17,650,206	58,949,708
Total liabilities and shareholders' equity	26,024,169	65,186,794
Operating expenses:
General and Administrative	(1,169,384)	(1,307,167)	(1,671,700)
Other income (expenses):
(Interest expense)/interest income	(169,366)	(175,386)	21
Other finance expenses	(10,442)	(18,442)	(1,762)
Equity income of subsidiaries and VIEs from continue operation	(60,199,373)	9,548,859	10,747,395
Equity income of subsidiaries and VIEs from discontinued operation	1,493,945	233,153
NET INCOME	(60,054,620)	8,281,017	9,073,954
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	717,560	3,220,363	(521,738)
COMPREHENSIVE INCOME	(59,337,060)	11,501,380	8,552,216
Less: Comprehensive income attributable to non-controlling interest	(2,918,680)	111,404
Comprehensive income attributable to Blue Hat Interactive Entertainment Technology shareholders	56,418,380	11,389,976	8,552,216
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	(60,054,620)	8,281,017	9,073,954
Net income from discontinued operation	1,493,945	233,153
Net (loss)/ Income from continued operations	(61,548,565)	8,047,864	9,073,954
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries and VIEs	60,199,373	9,548,859	(10,747,395)
Changes in operating assets and liabilities:
Depreciation of property and equipment	205,398	179,740
Other receivables	395,600		(600,000)
Other payables and accrued liabilities	5,869,181	925,409	1,570,183
Net cash used in operating activities	5,120,987	(395,846)	(703,258)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment		(2,159,910)	(2,162,449)
Investment in subsidiary	(14,923,600)	(7,660,000)
Net cash used in investing activities	(14,923,600)	(9,819,910)	(2,162,449)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of new shares		2,110,845
Proceeds from secured convertible promissory note Bonds		739,189
Underwriter’s partial exercise of over-allotment option, net of issuance costs	12,830,780		524,944
Proceeds from initial public offering, net of issuance costs			7,417,077
Other payables related party	5,880	3,039	269
Proceeds from short-term loans		2,998,994
Repayment of short-term loans	(2,998,994)
Repayment of convertible payables	(739,189)
Net cash used in investing activities	9,098,477	5,852,067	7,942,290
EFFECT OF EXCHANGE RATE ON CASH
NET CHANGES IN CASH AND CASH EQUIVALENTS	704,136	(4,363,689)	5,076,583
CASH AND CASH EQUIVALENTS, beginning of year	712,894	5,076,583
CASH AND CASH EQUIVALENTS, end of year	8,758	712,894	5,076,583
SUPPLEMENTAL CASH FLOW
Cash and cash equivalents	8,758	712,894	76,583
Restricted cash			5,000,000
CASH AND CASH EQUIVALENTS, end of year	$ 8,758	$ 712,894	$ 5,076,583